Note 14 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 111.36
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 164.15
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 28,058
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 17,767	$ 16,204
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	15 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	1,350,240
Share-Based Payment Arrangement, Expense	$ 25,311	$ 21,385
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	6 years